Risk Report - Credit Risk Management - IFRS 9 Sensitivities on forward-looking information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Upward Sensitivity [Member] | Upward Shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1	1
Unemployment Rate in pp		(0.5)	(0.5)
Real estate prices in %		5
Equities in %		10
Credit spreads in %		(40)
Commodities in %	[1]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1
Unemployment Rate in pp		(0.5)
Real estate prices in %		5
Credit spreads in %		(40)
Commodities in %	[2]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1
Unemployment Rate in pp		(0.5)
Real estate prices in %		5
Equities in %		10
Credit spreads in %		(40)
Commodities in %	[3]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1
Unemployment Rate in pp		(0.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		€ (49,400,000)	€ (93,500,000)
Unemployment Rates in mn		(23,800,000)	€ (49,900,000)
Real estate prices in mn		(3,900,000)
Equities in mn		(7,200,000)
Credit spreads in mn		(20,900,000)
Commodities in mn	[1]	(15,000,000.0)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(12,500,000)
Unemployment Rates in mn		(8,900,000)
Real estate prices in mn		(500,000)
Credit spreads in mn		(4,300,000)
Commodities in mn	[2]	(4,500,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(24,500,000)
Unemployment Rates in mn		(3,700,000)
Real estate prices in mn		(3,400,000)
Equities in mn		(2,400,000)
Credit spreads in mn		(14,400,000)
Commodities in mn	[3]	(10,100,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(10,000,000.0)
Unemployment Rates in mn		€ (9,700,000)
Downward Sensitivity [Member] | Downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1)	(1)
Unemployment Rate in pp		0.5	0.5
Real estate prices in %		(5)
Equities in %		(10)
Credit spreads in %		40
Commodities in %	[1]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1)
Unemployment Rate in pp		0.5
Real estate prices in %		(5)
Credit spreads in %		40
Commodities in %	[2]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1)
Unemployment Rate in pp		0.5
Real estate prices in %		(5)
Equities in %		(10)
Credit spreads in %		40
Commodities in %	[3]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1)
Unemployment Rate in pp		0.5
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		€ 55,500,000	€ 99,100,000
Unemployment Rates in mn		25,400,000	€ 56,400,000
Real estate prices in mn		4,200,000
Equities in mn		9,400,000
Credit spreads in mn		23,500,000
Commodities in mn	[1]	16,200,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		13,700,000
Unemployment Rates in mn		9,600,000
Real estate prices in mn		500,000
Credit spreads in mn		4,900,000
Commodities in mn	[2]	5,000,000.0
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		27,700,000
Unemployment Rates in mn		4,200,000
Real estate prices in mn		3,600,000
Equities in mn		3,100,000
Credit spreads in mn		15,800,000
Commodities in mn	[3]	10,800,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		10,700,000
Unemployment Rates in mn		€ 9,800,000

[1]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g. GDP shifts from 3 % to 4% // 1% (percentage change), e.g. Real estate price shifts from 100 to 101.
[2]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.
[3]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.